Long-Term Debt and Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Long-Term Debt and Short-Term Borrowings
Schedule of Long-Term Debt

Long-Term Debt

	Currency/	Effective	Final
(Millions)	Fixed vs.	Interest	Maturity	Carrying Value
Description / 2016 Principal Amount	Floating	Rate	Date	2016	2015
Medium-term note ($1 billion)	USD Fixed	—%	—	$—	$999
Medium-term note ($650 million)	USD Fixed	1.10%	2017	649	648
Medium-term note (500 million Euros)	Euro Floating	—%	2018	523	545
Medium-term note ($450 million)	USD Floating	0.98%	2018	448	448
Medium-term note ($600 million)	USD Floating	1.00%	2019	598	597
Medium-term note ($25 million)	USD Fixed	1.74%	2019	25	25
Medium-term note (650 million Euros)	Euro Floating	—%	2020	680	708
Medium-term note ($300 million)	USD Floating	1.06%	2020	297	297
Medium-term note ($200 million)	USD Fixed	2.12%	2020	199	198
Eurobond (300 million Euros)	Euro Floating	0.01%	2021	336	348
Eurobond (300 million Euros)	Euro Fixed	1.97%	2021	312	326
Medium-term note ($600 million)	USD Fixed	1.63%	2021	598	—
Medium-term note (500 million Euros)	Euro Fixed	0.45%	2022	520	—
Medium-term note ($600 million)	USD Fixed	2.17%	2022	593	592
Medium-term note (600 million Euros)	Euro Fixed	1.14%	2023	619	644
Medium-term note ($550 million)	USD Fixed	3.04%	2025	546	545
Medium-term note (750 million Euros)	Euro Fixed	1.71%	2026	770	801
Medium-term note ($650 million)	USD Fixed	2.25%	2026	640	—
30-year debenture ($330 million)	USD Fixed	6.01%	2028	342	343
Medium-term note (500 million Euros)	Euro Fixed	1.90%	2030	512	533
Medium-term note (500 million Euros)	Euro Fixed	1.54%	2031	518	—
30-year bond ($750 million)	USD Fixed	5.73%	2037	743	743
Floating rate note ($96 million)	USD Floating	0.65%	2041	96	96
Medium-term note ($325 million)	USD Fixed	4.05%	2044	313	313
Floating rate note ($55 million)	USD Floating	0.61%	2044	54	55
Medium-term note ($500 million)	USD Fixed	3.13%	2046	473	—
Other borrowings	Various	0.82%	2017-2040	74	74
Total long-term debt				$11,478	$9,878
Less: current portion of long-term debt				800	1,125
Long-term debt (excluding current portion)				$10,678	$8,753

Schedule of Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

	2016		2015
	Carrying	Effective	Carrying	Effective
(Millions)	Value	Interest Rate	Value	Interest Rate
Fixed-rate debt	$8,372	2.42%	$6,712	2.54%
Floating-rate debt	3,106	0.48%	3,166	0.32%
Total long-term debt, including current portion	$11,478		$9,878

Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt

Short-Term Borrowings and Current Portion of Long-Term Debt

	Effective	Carrying Value
(Millions)	Interest Rate	2016	2015
Current portion of long-term debt	1.01%	$800	$1,125
U.S. dollar commercial paper	—%	—	—
Other borrowings	0.48%	172	919
Total short-term borrowings and current portion of long-term debt		$972	$2,044

Schedule of Maturities of Long-Term Debt

Maturities of Long-term Debt

Maturities of long-term debt for the five years subsequent of December 31, 2016 are as follows (in millions):

					After
2017	2018	2019	2020	2021	2021	Total
$800	$1,042	$623	$1,176	$1,246	$6,591	$11,478